(LOSS)/PROFIT FOR THE YEAR ON DISCONTINUED OPERATIONS (Schedule of assets and liabilities disposed) (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of analysis of single amount of discontinued operations [line items]
Property plant & equipment	$ 5,302	$ 4,621
Goodwill and intangible assets	56,987	51,343
Inventory	18,828	19,374
Cash	5,138	5,167
Trade and other receivables	11,480	16,065
Trade and other payables	(11,478)	(6,833)
Current corporation tax	(348)	(364)
Deferred tax liability	$ (4,667)	(4,561)
Discontinued operations [Member] | Fiomi Diagnostics (“Fiomi”) [Member] | Sweden [Member] | Assets and liabilities classified as held for sale [Member] | Biosynth [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Property plant & equipment		103
Goodwill and intangible assets		14,123
Inventory		1,160
Cash		775
Trade and other receivables		886
Trade and other payables		(1,014)
Lease liabilities		(106)
Current corporation tax		(2)
Deferred tax liability		(195)
Total net assets disposed		15,730
Discontinued operations [Member] | Fiomi Diagnostics (“Fiomi”) [Member] | Sweden [Member] | Assets and liabilities classified as held for sale [Member] | Previously stated [member] | Biosynth [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Property plant & equipment			$ 103
Goodwill and intangible assets			14,123
Inventory			1,160
Cash			775
Trade and other receivables			1,309
Trade and other payables			(864)
Lease liabilities			(106)
Current corporation tax			(2)
Deferred tax liability			(195)
Total net assets disposed			$ 16,303
Discontinued operations [Member] | Fiomi Diagnostics (“Fiomi”) [Member] | Sweden [Member] | Assets and liabilities classified as held for sale [Member] | Post Disposal Adjustment [Member] | Biosynth [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Property plant & equipment		0
Goodwill and intangible assets		0
Inventory		0
Cash		0
Trade and other receivables		(423)
Trade and other payables		(150)
Lease liabilities		0
Current corporation tax		0
Deferred tax liability		0
Total net assets disposed		$ (573)